BANK DEBT - Disclosure of applicable prime margin and bankers' acceptance fee (Details) - Credit Facility [Member]	12 Months Ended
Dec. 31, 2022
Bottom Of Range [Member]
Disclosure Of Detailed Information About Bank Debt [Line Items]
Margin On Canadian Prime Rate	1.75%
Bankers Acceptance Fee	2.75%
Standby Fee	0.69%
Top Of Range [Member]
Disclosure Of Detailed Information About Bank Debt [Line Items]
Margin On Canadian Prime Rate	5.25%
Bankers Acceptance Fee	6.25%
Standby Fee	1.56%